Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Entity Central Index Key	0000914036
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000229903
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged Nasdaq-100 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[1]
AssetsNet	$ 19,369,057
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,369,057 # of Portfolio Holdings18 Portfolio Turnover Rate19%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	57.1%
Equity Funds	54.7%
Money Market Funds	0.4%
Other	(12.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000229902
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged Nasdaq-100 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged Nasdaq-100 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[2]
AssetsNet	$ 19,369,057
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,369,057 # of Portfolio Holdings18 Portfolio Turnover Rate19%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	57.1%
Equity Funds	54.7%
Money Market Funds	0.4%
Other	(12.2%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000226492
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[3]
AssetsNet	$ 71,809,721
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$71,809,721 # of Portfolio Holdings18 Portfolio Turnover Rate11%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.1%
Equity Funds	51.7%
Money Market Funds	1.6%
Other	(6.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000226491
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[4]
AssetsNet	$ 71,809,721
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$71,809,721 # of Portfolio Holdings18 Portfolio Turnover Rate11%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.1%
Equity Funds	51.7%
Money Market Funds	1.6%
Other	(6.4%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000226494
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Conservative Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$29	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[5]
AssetsNet	$ 34,737,756
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,737,756 # of Portfolio Holdings18 Portfolio Turnover Rate18%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.9%
Equity Funds	53.0%
Money Market Funds	0.4%
Other	(7.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000226493
Shareholder Report [Line Items]
Fund Name	Lincoln Hedged S&P 500 Conservative Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Hedged S&P 500 Conservative Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[6]
AssetsNet	$ 34,737,756
Holdings Count | Holding	18
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,737,756 # of Portfolio Holdings18 Portfolio Turnover Rate18%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	53.9%
Equity Funds	53.0%
Money Market Funds	0.4%
Other	(7.3%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000246876
Shareholder Report [Line Items]
Fund Name	Lincoln Opportunistic Hedged Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[7]
AssetsNet	$ 12,026,100
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,026,100 # of Portfolio Holdings6 Portfolio Turnover Rate12%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	54.7%
Equity Funds	50.0%
Money Market Funds	0.2%
Other	(4.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000246877
Shareholder Report [Line Items]
Fund Name	Lincoln Opportunistic Hedged Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Lincoln Opportunistic Hedged Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[8]
AssetsNet	$ 12,026,100
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$12,026,100 # of Portfolio Holdings6 Portfolio Turnover Rate12%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Options	54.7%
Equity Funds	50.0%
Money Market Funds	0.2%
Other	(4.9%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000205542
Shareholder Report [Line Items]
Fund Name	LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.33%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[9]
AssetsNet	$ 351,360,311
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$351,360,311 # of Portfolio Holdings38 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	51.6%
International Equity Funds	27.5%
Fixed Income Funds	17.5%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000205541
Shareholder Report [Line Items]
Fund Name	LVIP Global Aggressive Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$30	0.58%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[10]
AssetsNet	$ 351,360,311
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$351,360,311 # of Portfolio Holdings38 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	51.6%
International Equity Funds	27.5%
Fixed Income Funds	17.5%
Money Market Funds	2.9%
Global Equity Funds	0.3%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000205544
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$17	0.32%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[11]
AssetsNet	$ 250,737,970
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$250,737,970 # of Portfolio Holdings22 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	79.2%
Fixed Income Funds	17.4%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000205543
Shareholder Report [Line Items]
Fund Name	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP U.S. Aggressive Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[12]
AssetsNet	$ 250,737,970
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$250,737,970 # of Portfolio Holdings22 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	79.2%
Fixed Income Funds	17.4%
Money Market Funds	3.0%
Global Equity Funds	0.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043865
Shareholder Report [Line Items]
Fund Name	LVIP AllianceBernstein Large Cap Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[13]
AssetsNet	$ 1,605,950,953
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,605,950,953 # of Portfolio Holdings74 Portfolio Turnover Rate27%
Holdings [Text Block]
Table Summary
Common Stock	98.0%
Money Market Funds	1.3%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	29.6%
Interactive Media & Services	14.1%
Software	7.3%
Financial Services	4.3%
Technology Hardware, Storage & Peripherals	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043866
Shareholder Report [Line Items]
Fund Name	LVIP AllianceBernstein Large Cap Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP AllianceBernstein Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$44	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[14]
AssetsNet	$ 1,605,950,953
Holdings Count | Holding	74
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,605,950,953 # of Portfolio Holdings74 Portfolio Turnover Rate27%
Holdings [Text Block]
Table Summary
Common Stock	98.0%
Money Market Funds	1.3%
Convertible Preferred Stocks	0.8%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	29.6%
Interactive Media & Services	14.1%
Software	7.3%
Financial Services	4.3%
Technology Hardware, Storage & Peripherals	4.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090441
Shareholder Report [Line Items]
Fund Name	LVIP American Balanced Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[15]
AssetsNet	$ 860,513,808
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$860,513,808 # of Portfolio Holdings10 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	39.9%
Fixed Income Funds	35.4%
International Equity Funds	11.0%
Asset Allocation Funds	10.8%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090442
Shareholder Report [Line Items]
Fund Name	LVIP American Balanced Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Balanced Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[16]
AssetsNet	$ 860,513,808
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$860,513,808 # of Portfolio Holdings10 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	39.9%
Fixed Income Funds	35.4%
International Equity Funds	11.0%
Asset Allocation Funds	10.8%
Global Equity Funds	2.9%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090445
Shareholder Report [Line Items]
Fund Name	LVIP American Income Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[17]
AssetsNet	$ 167,143,403
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$167,143,403 # of Portfolio Holdings10 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	55.5%
Equity Funds	29.1%
Asset Allocation Funds	10.9%
International Equity Funds	3.5%
Global Equity Funds	1.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090446
Shareholder Report [Line Items]
Fund Name	LVIP American Income Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Income Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[18]
AssetsNet	$ 167,143,403
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$167,143,403 # of Portfolio Holdings10 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	55.5%
Equity Funds	29.1%
Asset Allocation Funds	10.9%
International Equity Funds	3.5%
Global Equity Funds	1.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090443
Shareholder Report [Line Items]
Fund Name	LVIP American Growth Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.27%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[19]
AssetsNet	$ 943,202,099
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$943,202,099 # of Portfolio Holdings10 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.9%
Fixed Income Funds	26.5%
International Equity Funds	18.3%
Asset Allocation Funds	5.9%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000090444
Shareholder Report [Line Items]
Fund Name	LVIP American Growth Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[20]
AssetsNet	$ 943,202,099
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$943,202,099 # of Portfolio Holdings10 Portfolio Turnover Rate7%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.9%
Fixed Income Funds	26.5%
International Equity Funds	18.3%
Asset Allocation Funds	5.9%
Global Equity Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247620
Shareholder Report [Line Items]
Fund Name	LVIP American Century Balanced Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[21]
AssetsNet	$ 402,212,110
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,212,110 # of Portfolio Holdings583 Portfolio Turnover Rate61%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	60.9%
Corporate Bonds	10.6%
U.S. Treasury Obligations	10.1%
Agency Mortgage-Backed Securities	8.1%
Non-Agency Collateralized Mortgage Obligations	4.3%
Non-Agency Asset-Backed Securities	4.1%
Money Market Funds	1.1%
Exchange-Traded Funds	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.3%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247619
Shareholder Report [Line Items]
Fund Name	LVIP American Century Balanced Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$39	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[22]
AssetsNet	$ 402,212,110
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,212,110 # of Portfolio Holdings583 Portfolio Turnover Rate61%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	60.9%
Corporate Bonds	10.6%
U.S. Treasury Obligations	10.1%
Agency Mortgage-Backed Securities	8.1%
Non-Agency Collateralized Mortgage Obligations	4.3%
Non-Agency Asset-Backed Securities	4.1%
Money Market Funds	1.1%
Exchange-Traded Funds	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.3%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247618
Shareholder Report [Line Items]
Fund Name	LVIP American Century Balanced Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Balanced Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$52	1.02%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%	[23]
AssetsNet	$ 402,212,110
Holdings Count | Holding	583
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$402,212,110 # of Portfolio Holdings583 Portfolio Turnover Rate61%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	60.9%
Corporate Bonds	10.6%
U.S. Treasury Obligations	10.1%
Agency Mortgage-Backed Securities	8.1%
Non-Agency Collateralized Mortgage Obligations	4.3%
Non-Agency Asset-Backed Securities	4.1%
Money Market Funds	1.1%
Exchange-Traded Funds	0.7%
Non-Agency Commercial Mortgage-Backed Securities	0.6%
Municipal Bonds	0.3%
Other	(0.8%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247621
Shareholder Report [Line Items]
Fund Name	LVIP American Century Capital Appreciation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$30	0.57%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[24]
AssetsNet	$ 472,564,725
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$472,564,725 # of Portfolio Holdings85 Portfolio Turnover Rate61%
Holdings [Text Block]
Table Summary
Common Stock	97.4%
Money Market Funds	2.6%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
IT Services	9.8%
Aerospace & Defense	9.8%
Semiconductors & Semiconductor Equipment	9.1%
Hotels, Restaurants & Leisure	7.8%
Software	6.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247622
Shareholder Report [Line Items]
Fund Name	LVIP American Century Capital Appreciation Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$41	0.79%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[25]
AssetsNet	$ 472,564,725
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$472,564,725 # of Portfolio Holdings85 Portfolio Turnover Rate61%
Holdings [Text Block]
Table Summary
Common Stock	97.4%
Money Market Funds	2.6%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
IT Services	9.8%
Aerospace & Defense	9.8%
Semiconductors & Semiconductor Equipment	9.1%
Hotels, Restaurants & Leisure	7.8%
Software	6.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247623
Shareholder Report [Line Items]
Fund Name	LVIP American Century Capital Appreciation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Capital Appreciation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.94%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[26]
AssetsNet	$ 472,564,725
Holdings Count | Holding	85
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$472,564,725 # of Portfolio Holdings85 Portfolio Turnover Rate61%
Holdings [Text Block]
Table Summary
Common Stock	97.4%
Money Market Funds	2.6%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
IT Services	9.8%
Aerospace & Defense	9.8%
Semiconductors & Semiconductor Equipment	9.1%
Hotels, Restaurants & Leisure	7.8%
Software	6.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247632
Shareholder Report [Line Items]
Fund Name	LVIP American Century Inflation Protection Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.36%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[27]
AssetsNet	$ 256,974,467
Holdings Count | Holding	233
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$256,974,467 # of Portfolio Holdings233 Portfolio Turnover Rate94%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	50.8%
Corporate Bonds	19.6%
Non-Agency Collateralized Mortgage Obligations	12.9%
Non-Agency Asset-Backed Securities	7.0%
Agency Mortgage-Backed Securities	4.2%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Money Market Funds	0.7%
Sovereign Bonds	0.3%
Municipal Bonds	0.3%
Other	1.5%
Table Summary
U.S. Government	56.2%
AAA	15.3%
AA	7.2%
A	8.7%
BBB	10.8%
Not Rated	1.8%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	6.0%
Diversified Financial Services	1.4%
Pipelines	1.3%
Health Care Products	1.0%
Software	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247629
Shareholder Report [Line Items]
Fund Name	LVIP American Century Inflation Protection Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$23	0.46%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[28]
AssetsNet	$ 256,974,467
Holdings Count | Holding	233
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$256,974,467 # of Portfolio Holdings233 Portfolio Turnover Rate94%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	50.8%
Corporate Bonds	19.6%
Non-Agency Collateralized Mortgage Obligations	12.9%
Non-Agency Asset-Backed Securities	7.0%
Agency Mortgage-Backed Securities	4.2%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Money Market Funds	0.7%
Sovereign Bonds	0.3%
Municipal Bonds	0.3%
Other	1.5%
Table Summary
U.S. Government	56.2%
AAA	15.3%
AA	7.2%
A	8.7%
BBB	10.8%
Not Rated	1.8%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	6.0%
Diversified Financial Services	1.4%
Pipelines	1.3%
Health Care Products	1.0%
Software	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247630
Shareholder Report [Line Items]
Fund Name	LVIP American Century Inflation Protection Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Inflation Protection Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$35	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[29]
AssetsNet	$ 256,974,467
Holdings Count | Holding	233
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$256,974,467 # of Portfolio Holdings233 Portfolio Turnover Rate94%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	50.8%
Corporate Bonds	19.6%
Non-Agency Collateralized Mortgage Obligations	12.9%
Non-Agency Asset-Backed Securities	7.0%
Agency Mortgage-Backed Securities	4.2%
Non-Agency Commercial Mortgage-Backed Securities	2.7%
Money Market Funds	0.7%
Sovereign Bonds	0.3%
Municipal Bonds	0.3%
Other	1.5%
Table Summary
U.S. Government	56.2%
AAA	15.3%
AA	7.2%
A	8.7%
BBB	10.8%
Not Rated	1.8%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	6.0%
Diversified Financial Services	1.4%
Pipelines	1.3%
Health Care Products	1.0%
Software	1.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247635
Shareholder Report [Line Items]
Fund Name	LVIP American Century International Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[30]
AssetsNet	$ 151,754,101
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,754,101 # of Portfolio Holdings105 Portfolio Turnover Rate69%
Holdings [Text Block]
Table Summary
Common Stock	97.9%
Money Market Funds	1.7%
Other	0.4%
Table Summary
Japan	18.9%
United Kingdom	17.7%
France	11.0%
Switzerland	7.0%
Netherlands	7.0%

Largest Holdings [Text Block]
Table Summary
Banks	13.5%
Semiconductors & Semiconductor Equipment	11.1%
Pharmaceuticals	6.6%
Machinery	5.3%
Electrical Equipment	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247636
Shareholder Report [Line Items]
Fund Name	LVIP American Century International Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$48	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[31]
AssetsNet	$ 151,754,101
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,754,101 # of Portfolio Holdings105 Portfolio Turnover Rate69%
Holdings [Text Block]
Table Summary
Common Stock	97.9%
Money Market Funds	1.7%
Other	0.4%
Table Summary
Japan	18.9%
United Kingdom	17.7%
France	11.0%
Switzerland	7.0%
Netherlands	7.0%

Largest Holdings [Text Block]
Table Summary
Banks	13.5%
Semiconductors & Semiconductor Equipment	11.1%
Pharmaceuticals	6.6%
Machinery	5.3%
Electrical Equipment	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247634
Shareholder Report [Line Items]
Fund Name	LVIP American Century International Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.10%	[32]
AssetsNet	$ 151,754,101
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$151,754,101 # of Portfolio Holdings105 Portfolio Turnover Rate69%
Holdings [Text Block]
Table Summary
Common Stock	97.9%
Money Market Funds	1.7%
Other	0.4%
Table Summary
Japan	18.9%
United Kingdom	17.7%
France	11.0%
Switzerland	7.0%
Netherlands	7.0%

Largest Holdings [Text Block]
Table Summary
Banks	13.5%
Semiconductors & Semiconductor Equipment	11.1%
Pharmaceuticals	6.6%
Machinery	5.3%
Electrical Equipment	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247641
Shareholder Report [Line Items]
Fund Name	LVIP American Century Mid Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$40	0.76%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[33]
AssetsNet	$ 478,645,169
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$478,645,169 # of Portfolio Holdings134 Portfolio Turnover Rate46%
Holdings [Text Block]
Table Summary
Common Stock	96.9%
Money Market Funds	2.5%
Preferred Stocks	0.5%
Other	0.1%

Largest Holdings [Text Block]
Table Summary
Banks	7.1%
Health Care Providers & Services	7.1%
Health Care Equipment & Supplies	6.5%
Insurance	6.3%
Electric Utilities	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247642
Shareholder Report [Line Items]
Fund Name	LVIP American Century Mid Cap Value Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$45	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[34]
AssetsNet	$ 478,645,169
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$478,645,169 # of Portfolio Holdings134 Portfolio Turnover Rate46%
Holdings [Text Block]
Table Summary
Common Stock	96.9%
Money Market Funds	2.5%
Preferred Stocks	0.5%
Other	0.1%

Largest Holdings [Text Block]
Table Summary
Banks	7.1%
Health Care Providers & Services	7.1%
Health Care Equipment & Supplies	6.5%
Insurance	6.3%
Electric Utilities	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247643
Shareholder Report [Line Items]
Fund Name	LVIP American Century Mid Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Mid Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$53	1.01%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[35]
AssetsNet	$ 478,645,169
Holdings Count | Holding	134
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$478,645,169 # of Portfolio Holdings134 Portfolio Turnover Rate46%
Holdings [Text Block]
Table Summary
Common Stock	96.9%
Money Market Funds	2.5%
Preferred Stocks	0.5%
Other	0.1%

Largest Holdings [Text Block]
Table Summary
Banks	7.1%
Health Care Providers & Services	7.1%
Health Care Equipment & Supplies	6.5%
Insurance	6.3%
Electric Utilities	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000131265
Shareholder Report [Line Items]
Fund Name	LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$42	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[36]
AssetsNet	$ 461,842,291
Holdings Count | Holding	224
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$461,842,291 # of Portfolio Holdings224 Portfolio Turnover Rate38%
Holdings [Text Block]
Table Summary
Common Stock	93.3%
Money Market Funds	6.1%
Preferred Stocks	0.3%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
Health Care Providers & Services	5.8%
Health Care Equipment & Supplies	5.6%
Banks	5.6%
Insurance	4.9%
Electric Utilities	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000131266
Shareholder Report [Line Items]
Fund Name	LVIP American Century Select Mid Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Select Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.16%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[37]
AssetsNet	$ 461,842,291
Holdings Count | Holding	224
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$461,842,291 # of Portfolio Holdings224 Portfolio Turnover Rate38%
Holdings [Text Block]
Table Summary
Common Stock	93.3%
Money Market Funds	6.1%
Preferred Stocks	0.3%
Other	0.3%

Largest Holdings [Text Block]
Table Summary
Health Care Providers & Services	5.8%
Health Care Equipment & Supplies	5.6%
Banks	5.6%
Insurance	4.9%
Electric Utilities	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247645
Shareholder Report [Line Items]
Fund Name	LVIP American Century Ultra<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[38]
AssetsNet	$ 1,276,868,576
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,276,868,576 # of Portfolio Holdings64 Portfolio Turnover Rate21%
Holdings [Text Block]
Table Summary
Common Stock	99.9%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.2%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	25.4%
Interactive Media & Services	14.1%
Software	10.7%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247648
Shareholder Report [Line Items]
Fund Name	LVIP American Century Ultra<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$38	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[39]
AssetsNet	$ 1,276,868,576
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,276,868,576 # of Portfolio Holdings64 Portfolio Turnover Rate21%
Holdings [Text Block]
Table Summary
Common Stock	99.9%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.2%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	25.4%
Interactive Media & Services	14.1%
Software	10.7%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247647
Shareholder Report [Line Items]
Fund Name	LVIP American Century Ultra<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Ultra® Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.90%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[40]
AssetsNet	$ 1,276,868,576
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,276,868,576 # of Portfolio Holdings64 Portfolio Turnover Rate21%
Holdings [Text Block]
Table Summary
Common Stock	99.9%
Money Market Funds	0.3%
Rights	0.0%
Other	(0.2%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	25.4%
Interactive Media & Services	14.1%
Software	10.7%
Technology Hardware, Storage & Peripherals	6.0%
Broadline Retail	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247650
Shareholder Report [Line Items]
Fund Name	LVIP American Century Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[41]
AssetsNet	$ 1,133,216,458
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,133,216,458 # of Portfolio Holdings107 Portfolio Turnover Rate55%
Holdings [Text Block]
Table Summary
Common Stock	97.7%
Money Market Funds	2.4%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Banks	8.4%
Health Care Providers & Services	5.3%
Capital Markets	5.2%
Broadline Retail	4.8%
Oil, Gas & Consumable Fuels	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247649
Shareholder Report [Line Items]
Fund Name	LVIP American Century Value Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$37	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[42]
AssetsNet	$ 1,133,216,458
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,133,216,458 # of Portfolio Holdings107 Portfolio Turnover Rate55%
Holdings [Text Block]
Table Summary
Common Stock	97.7%
Money Market Funds	2.4%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Banks	8.4%
Health Care Providers & Services	5.3%
Capital Markets	5.2%
Broadline Retail	4.8%
Oil, Gas & Consumable Fuels	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247652
Shareholder Report [Line Items]
Fund Name	LVIP American Century Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Century Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[43]
AssetsNet	$ 1,133,216,458
Holdings Count | Holding	107
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,133,216,458 # of Portfolio Holdings107 Portfolio Turnover Rate55%
Holdings [Text Block]
Table Summary
Common Stock	97.7%
Money Market Funds	2.4%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Banks	8.4%
Health Care Providers & Services	5.3%
Capital Markets	5.2%
Broadline Retail	4.8%
Oil, Gas & Consumable Fuels	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000260739
Shareholder Report [Line Items]
Fund Name	LVIP American Funds Vanguard Active Passive Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$22	0.42%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.42%	[44]
AssetsNet	$ 35,019,119
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,019,119 # of Portfolio Holdings12 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	65.1%
Fixed Income Funds	18.1%
International Equity Funds	17.0%
Money Market Funds	0.8%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000260740
Shareholder Report [Line Items]
Fund Name	LVIP American Funds Vanguard Active Passive Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Funds Vanguard Active Passive Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.77%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[45]
AssetsNet	$ 35,019,119
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$35,019,119 # of Portfolio Holdings12 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	65.1%
Fixed Income Funds	18.1%
International Equity Funds	17.0%
Money Market Funds	0.8%
Other	(1.0%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000086779
Shareholder Report [Line Items]
Fund Name	LVIP American Global Growth Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$34	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.61%	[46]
AssetsNet	$ 456,289,903
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$456,289,903 # of Portfolio Holdings1 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Global Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000086781
Shareholder Report [Line Items]
Fund Name	LVIP American Growth Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[47]
AssetsNet	$ 3,327,961,281
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,327,961,281 # of Portfolio Holdings1 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000086782
Shareholder Report [Line Items]
Fund Name	LVIP American Growth-Income Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Growth-Income Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[48]
AssetsNet	$ 2,245,383,235
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,245,383,235 # of Portfolio Holdings1 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the Growth-Income Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000086783
Shareholder Report [Line Items]
Fund Name	LVIP American International Fund
Class Name	Service Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American International Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class II	$33	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[49]
AssetsNet	$ 333,065,019
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$333,065,019 # of Portfolio Holdings1 Portfolio Turnover Rate9%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	100.1%
Other	(0.1%)

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

The Fund invests substantially all of its assets in Class 1 shares of the International Fund, a series of the American Funds Insurance Series® (Underlying Fund). The Fund has an investment objective that is consistent with its corresponding Underlying Fund. The financial statements of the Underlying Fund, including the Schedule of Investments, should be read in conjunction with the Fund’s financial statements. Financial statements for the Underlying Fund can be found at www.sec.gov.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000110362
Shareholder Report [Line Items]
Fund Name	LVIP American Global Balanced Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[50]
AssetsNet	$ 1,072,391,947
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,072,391,947 # of Portfolio Holdings24 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	44.1%
Equity Funds	33.9%
Asset Allocation Funds	10.6%
International Equity Funds	5.2%
Global Equity Funds	3.4%
Money Market Funds	2.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000110363
Shareholder Report [Line Items]
Fund Name	LVIP American Global Balanced Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Balanced Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[51]
AssetsNet	$ 1,072,391,947
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,072,391,947 # of Portfolio Holdings24 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	44.1%
Equity Funds	33.9%
Asset Allocation Funds	10.6%
International Equity Funds	5.2%
Global Equity Funds	3.4%
Money Market Funds	2.6%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000110364
Shareholder Report [Line Items]
Fund Name	LVIP American Global Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[52]
AssetsNet	$ 2,189,938,755
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,189,938,755 # of Portfolio Holdings25 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	47.1%
Fixed Income Funds	25.7%
International Equity Funds	12.5%
Global Equity Funds	5.8%
Asset Allocation Funds	5.7%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000110365
Shareholder Report [Line Items]
Fund Name	LVIP American Global Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[53]
AssetsNet	$ 2,189,938,755
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,189,938,755 # of Portfolio Holdings25 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	47.1%
Fixed Income Funds	25.7%
International Equity Funds	12.5%
Global Equity Funds	5.8%
Asset Allocation Funds	5.7%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000117544
Shareholder Report [Line Items]
Fund Name	LVIP American Preservation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$12	0.24%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[54]
AssetsNet	$ 575,746,799
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$575,746,799 # of Portfolio Holdings7 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000117545
Shareholder Report [Line Items]
Fund Name	LVIP American Preservation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP American Preservation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.59%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[55]
AssetsNet	$ 575,746,799
Holdings Count | Holding	7
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$575,746,799 # of Portfolio Holdings7 Portfolio Turnover Rate6%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	97.0%
Money Market Funds	3.0%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247628
Shareholder Report [Line Items]
Fund Name	LVIP Avantis Large Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Avantis Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[56]
AssetsNet	$ 270,833,513
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$270,833,513 # of Portfolio Holdings202 Portfolio Turnover Rate102%
Holdings [Text Block]
Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Oil, Gas & Consumable Fuels	10.9%
Insurance	10.1%
Semiconductors & Semiconductor Equipment	7.2%
Consumer Staples Distribution & Retail	5.6%
Specialty Retail	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247627
Shareholder Report [Line Items]
Fund Name	LVIP Avantis Large Cap Value Fund
Class Name	Standard Class II
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Avantis Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class II	$37	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[57]
AssetsNet	$ 270,833,513
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$270,833,513 # of Portfolio Holdings202 Portfolio Turnover Rate102%
Holdings [Text Block]
Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Oil, Gas & Consumable Fuels	10.9%
Insurance	10.1%
Semiconductors & Semiconductor Equipment	7.2%
Consumer Staples Distribution & Retail	5.6%
Specialty Retail	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000247626
Shareholder Report [Line Items]
Fund Name	LVIP Avantis Large Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Avantis Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[58]
AssetsNet	$ 270,833,513
Holdings Count | Holding	202
InvestmentCompanyPortfolioTurnover	102.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$270,833,513 # of Portfolio Holdings202 Portfolio Turnover Rate102%
Holdings [Text Block]
Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Oil, Gas & Consumable Fuels	10.9%
Insurance	10.1%
Semiconductors & Semiconductor Equipment	7.2%
Consumer Staples Distribution & Retail	5.6%
Specialty Retail	5.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043352
Shareholder Report [Line Items]
Fund Name	LVIP Baron Growth Opportunities Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$43	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.92%	[59]
AssetsNet	$ 666,662,613
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$666,662,613 # of Portfolio Holdings44 Portfolio Turnover Rate10%
Holdings [Text Block]
Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Largest Holdings [Text Block]
Table Summary
Insurance	18.8%
Capital Markets	15.7%
Hotels, Restaurants & Leisure	10.4%
Software	10.2%
Life Sciences Tools & Services	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043353
Shareholder Report [Line Items]
Fund Name	LVIP Baron Growth Opportunities Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Baron Growth Opportunities Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$55	1.17%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%	[60]
AssetsNet	$ 666,662,613
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$666,662,613 # of Portfolio Holdings44 Portfolio Turnover Rate10%
Holdings [Text Block]
Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Largest Holdings [Text Block]
Table Summary
Insurance	18.8%
Capital Markets	15.7%
Hotels, Restaurants & Leisure	10.4%
Software	10.2%
Life Sciences Tools & Services	6.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007726
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.63%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[61]
AssetsNet	$ 2,011,354,188
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,011,354,188 # of Portfolio Holdings181 Portfolio Turnover Rate54%
Holdings [Text Block]
Table Summary
Common Stock	95.9%
Money Market Funds	3.7%
Other	0.4%

Largest Holdings [Text Block]
Table Summary
Banks	7.4%
Oil, Gas & Consumable Fuels	6.4%
Health Care Providers & Services	6.3%
Pharmaceuticals	5.2%
Broadline Retail	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007727
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Dividend Value Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Dividend Value Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$47	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[62]
AssetsNet	$ 2,011,354,188
Holdings Count | Holding	181
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,011,354,188 # of Portfolio Holdings181 Portfolio Turnover Rate54%
Holdings [Text Block]
Table Summary
Common Stock	95.9%
Money Market Funds	3.7%
Other	0.4%

Largest Holdings [Text Block]
Table Summary
Banks	7.4%
Oil, Gas & Consumable Fuels	6.4%
Health Care Providers & Services	6.3%
Pharmaceuticals	5.2%
Broadline Retail	4.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223162
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Equity Dividend Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[63]
AssetsNet	$ 1,314,509,745
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,314,509,745 # of Portfolio Holdings84 Portfolio Turnover Rate58%
Holdings [Text Block]
Table Summary
Common Stock	97.8%
Money Market Funds	1.2%
Other	1.0%

Largest Holdings [Text Block]
Table Summary
Banks	8.9%
Health Care Providers & Services	7.1%
Broadline Retail	6.5%
Technology Hardware, Storage & Peripherals	6.2%
Software	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223163
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Equity Dividend Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Equity Dividend Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%	[64]
AssetsNet	$ 1,314,509,745
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,314,509,745 # of Portfolio Holdings84 Portfolio Turnover Rate58%
Holdings [Text Block]
Table Summary
Common Stock	97.8%
Money Market Funds	1.2%
Other	1.0%

Largest Holdings [Text Block]
Table Summary
Banks	8.9%
Health Care Providers & Services	7.1%
Broadline Retail	6.5%
Technology Hardware, Storage & Peripherals	6.2%
Software	5.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000211424
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$36	0.71%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[65]
AssetsNet	$ 2,179,542,473
Holdings Count | Holding	2,673
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,179,542,473 # of Portfolio Holdings2,673 Portfolio Turnover Rate79%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	66.1%
Corporate Bonds	8.0%
Short-Term Investments	5.6%
Non-Agency Asset-Backed Securities	3.6%
Sovereign Bonds	3.6%
Loan Agreements	3.1%
Exchange-Traded Funds	2.7%
Agency Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Convertible Preferred Stocks	1.0%
Other	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000211425
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$49	0.96%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[66]
AssetsNet	$ 2,179,542,473
Holdings Count | Holding	2,673
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,179,542,473 # of Portfolio Holdings2,673 Portfolio Turnover Rate79%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Common Stock	66.1%
Corporate Bonds	8.0%
Short-Term Investments	5.6%
Non-Agency Asset-Backed Securities	3.6%
Sovereign Bonds	3.6%
Loan Agreements	3.1%
Exchange-Traded Funds	2.7%
Agency Mortgage-Backed Securities	1.6%
Non-Agency Commercial Mortgage-Backed Securities	1.0%
Convertible Preferred Stocks	1.0%
Other	3.7%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124874
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$8	0.15%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[67]
AssetsNet	$ 622,170,954
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$622,170,954 # of Portfolio Holdings13 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Global Multi-Asset Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124875
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$26	0.50%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[68]
AssetsNet	$ 622,170,954
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$622,170,954 # of Portfolio Holdings13 Portfolio Turnover Rate0%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Global Multi-Asset Funds	96.8%
Money Market Funds	3.0%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000167347
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[69]
AssetsNet	$ 458,271,350
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$458,271,350 # of Portfolio Holdings22 Portfolio Turnover Rate45%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	56.4%
Fixed Income Funds	28.6%
International Equity Funds	11.6%
Money Market Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2026.

Effective June 9, 2026, the principal investment strategies of the Fund were updated to remove the strategy of investing in 80% of its assets, under normal circumstances, in a portfolio of investments that provides exposure to U.S. securities.

Material Fund Change Strategies [Text Block]

Effective June 9, 2026, the principal investment strategies of the Fund were updated to remove the strategy of investing in 80% of its assets, under normal circumstances, in a portfolio of investments that provides exposure to U.S. securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 1, 2026.
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000167348
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[70]
AssetsNet	$ 458,271,350
Holdings Count | Holding	22
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$458,271,350 # of Portfolio Holdings22 Portfolio Turnover Rate45%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	56.4%
Fixed Income Funds	28.6%
International Equity Funds	11.6%
Money Market Funds	3.4%
Other	0.0%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since January 1, 2026.

Effective June 9, 2026, the principal investment strategies of the Fund were updated to remove the strategy of investing in 80% of its assets, under normal circumstances, in a portfolio of investments that provides exposure to U.S. securities.

Material Fund Change Strategies [Text Block]

Effective June 9, 2026, the principal investment strategies of the Fund were updated to remove the strategy of investing in 80% of its assets, under normal circumstances, in a portfolio of investments that provides exposure to U.S. securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since January 1, 2026.
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000087492
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Inflation Protected Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$31	0.61%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[71]
AssetsNet	$ 1,148,227,063
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,148,227,063 # of Portfolio Holdings402 Portfolio Turnover Rate44%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	52.5%
Sovereign Bonds	41.1%
Non-Agency Commercial Mortgage-Backed Securities	3.8%
Non-Agency Asset-Backed Securities	2.7%
Non-Agency Collateralized Mortgage Obligations	2.6%
Agency Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	0.8%
Money Market Funds	0.6%
Options	0.0%
Other	(6.0%)
Table Summary
U.S. Government	51.6%
AAA	10.0%
AA	17.0%
A	5.9%
BBB	6.8%
Not Rated	8.7%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
United States	64.1%
United Kingdom	12.7%
France	9.5%
Italy	7.3%
Spain	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000087493
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Inflation Protected Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Inflation Protected Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$43	0.86%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%	[72]
AssetsNet	$ 1,148,227,063
Holdings Count | Holding	402
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,148,227,063 # of Portfolio Holdings402 Portfolio Turnover Rate44%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	52.5%
Sovereign Bonds	41.1%
Non-Agency Commercial Mortgage-Backed Securities	3.8%
Non-Agency Asset-Backed Securities	2.7%
Non-Agency Collateralized Mortgage Obligations	2.6%
Agency Mortgage-Backed Securities	1.9%
Agency Collateralized Mortgage Obligations	0.8%
Money Market Funds	0.6%
Options	0.0%
Other	(6.0%)
Table Summary
U.S. Government	51.6%
AAA	10.0%
AA	17.0%
A	5.9%
BBB	6.8%
Not Rated	8.7%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
United States	64.1%
United Kingdom	12.7%
France	9.5%
Italy	7.3%
Spain	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046809
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Real Estate Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$44	0.85%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[73]
AssetsNet	$ 263,518,151
Holdings Count | Holding	263
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$263,518,151 # of Portfolio Holdings263 Portfolio Turnover Rate55%
Holdings [Text Block]
Table Summary
Common Stock	96.7%
Money Market Funds	2.8%
Other	0.5%
Table Summary
United States	62.2%
Japan	8.1%
Australia	5.9%
United Kingdom	3.3%
Hong Kong	3.0%

Largest Holdings [Text Block]
Table Summary
Specialized REITs	15.8%
Health Care REITs	14.7%
Retail REITs	14.3%
Industrial REITs	14.3%
Real Estate Management & Development	12.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000046810
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock Real Estate Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock Real Estate Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$57	1.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[74]
AssetsNet	$ 263,518,151
Holdings Count | Holding	263
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$263,518,151 # of Portfolio Holdings263 Portfolio Turnover Rate55%
Holdings [Text Block]
Table Summary
Common Stock	96.7%
Money Market Funds	2.8%
Other	0.5%
Table Summary
United States	62.2%
Japan	8.1%
Australia	5.9%
United Kingdom	3.3%
Hong Kong	3.0%

Largest Holdings [Text Block]
Table Summary
Specialized REITs	15.8%
Health Care REITs	14.7%
Retail REITs	14.3%
Industrial REITs	14.3%
Real Estate Management & Development	12.2%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000167351
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[75]
AssetsNet	$ 601,725,995
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$601,725,995 # of Portfolio Holdings12 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	68.0%
Fixed Income Funds	28.4%
Money Market Funds	3.2%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000167352
Shareholder Report [Line Items]
Fund Name	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.66%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[76]
AssetsNet	$ 601,725,995
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$601,725,995 # of Portfolio Holdings12 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	68.0%
Fixed Income Funds	28.4%
Money Market Funds	3.2%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007722
Shareholder Report [Line Items]
Fund Name	LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$34	0.67%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[77]
AssetsNet	$ 1,588,763,874
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,588,763,874 # of Portfolio Holdings145 Portfolio Turnover Rate68%
Holdings [Text Block]
Table Summary
Common Stock	94.6%
Money Market Funds	5.2%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	28.9%
Interactive Media & Services	13.2%
Software	7.5%
Technology Hardware, Storage & Peripherals	6.7%
Financial Services	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007723
Shareholder Report [Line Items]
Fund Name	LVIP Blended Large Cap Growth Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Large Cap Growth Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$46	0.92%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[78]
AssetsNet	$ 1,588,763,874
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,588,763,874 # of Portfolio Holdings145 Portfolio Turnover Rate68%
Holdings [Text Block]
Table Summary
Common Stock	94.6%
Money Market Funds	5.2%
Rights	0.0%
Other	0.2%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	28.9%
Interactive Media & Services	13.2%
Software	7.5%
Technology Hardware, Storage & Peripherals	6.7%
Financial Services	3.5%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043859
Shareholder Report [Line Items]
Fund Name	LVIP Blended Mid Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[79]
AssetsNet	$ 737,202,040
Holdings Count | Holding	362
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$737,202,040 # of Portfolio Holdings362 Portfolio Turnover Rate41%
Holdings [Text Block]
Table Summary
Common Stock	93.3%
Money Market Funds	4.7%
Convertible Preferred Stocks	1.0%
Short-Term Investments	0.5%
Warrants	0.0%
Other	0.5%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	9.4%
Aerospace & Defense	7.9%
Biotechnology	6.6%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000043860
Shareholder Report [Line Items]
Fund Name	LVIP Blended Mid Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Blended Mid Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.97%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[80]
AssetsNet	$ 737,202,040
Holdings Count | Holding	362
InvestmentCompanyPortfolioTurnover	41.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$737,202,040 # of Portfolio Holdings362 Portfolio Turnover Rate41%
Holdings [Text Block]
Table Summary
Common Stock	93.3%
Money Market Funds	4.7%
Convertible Preferred Stocks	1.0%
Short-Term Investments	0.5%
Warrants	0.0%
Other	0.5%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	9.4%
Aerospace & Defense	7.9%
Biotechnology	6.6%
Hotels, Restaurants & Leisure	6.3%
Entertainment	5.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000236983
Shareholder Report [Line Items]
Fund Name	LVIP Channing Small Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$48	0.88%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[81]
AssetsNet	$ 118,007,749
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$118,007,749 # of Portfolio Holdings44 Portfolio Turnover Rate42%
Holdings [Text Block]
Table Summary
Common Stock	98.5%
Money Market Funds	1.9%
Other	(0.4%)

Largest Holdings [Text Block]
Table Summary
Banks	13.7%
Machinery	10.3%
Electronic Equipment, Instruments & Components	10.2%
Capital Markets	6.9%
Trading Companies & Distributors	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000236984
Shareholder Report [Line Items]
Fund Name	LVIP Channing Small Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Channing Small Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$61	1.12%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.12%	[82]
AssetsNet	$ 118,007,749
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$118,007,749 # of Portfolio Holdings44 Portfolio Turnover Rate42%
Holdings [Text Block]
Table Summary
Common Stock	98.5%
Money Market Funds	1.9%
Other	(0.4%)

Largest Holdings [Text Block]
Table Summary
Banks	13.7%
Machinery	10.3%
Electronic Equipment, Instruments & Components	10.2%
Capital Markets	6.9%
Trading Companies & Distributors	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271947
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Appreciation Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Appreciation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$35	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[83]
AssetsNet	$ 1,108,212,479
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,108,212,479 # of Portfolio Holdings63 Portfolio Turnover Rate17%
Holdings [Text Block]
Table Summary
Common Stock	98.1%
Money Market Funds	1.3%
Other	0.6%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	19.4%
Interactive Media & Services	8.9%
Technology Hardware, Storage & Peripherals	6.9%
Pharmaceuticals	5.1%
Software	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271946
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Appreciation Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Appreciation Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.95%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[84]
AssetsNet	$ 1,108,212,479
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,108,212,479 # of Portfolio Holdings63 Portfolio Turnover Rate17%
Holdings [Text Block]
Table Summary
Common Stock	98.1%
Money Market Funds	1.3%
Other	0.6%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	19.4%
Interactive Media & Services	8.9%
Technology Hardware, Storage & Peripherals	6.9%
Pharmaceuticals	5.1%
Software	4.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000131267
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$33	0.65%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[85]
AssetsNet	$ 410,944,537
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$410,944,537 # of Portfolio Holdings150 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
Common Stock	96.2%
Money Market Funds	3.4%
Other	0.4%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	18.5%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	7.3%
Software	5.9%
Pharmaceuticals	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000131268
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$51	1.00%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[86]
AssetsNet	$ 410,944,537
Holdings Count | Holding	150
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$410,944,537 # of Portfolio Holdings150 Portfolio Turnover Rate23%
Holdings [Text Block]
Table Summary
Common Stock	96.2%
Money Market Funds	3.4%
Other	0.4%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	18.5%
Interactive Media & Services	8.6%
Technology Hardware, Storage & Peripherals	7.3%
Software	5.9%
Pharmaceuticals	3.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271948
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Dividend Strategy Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Dividend Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.75%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[87]
AssetsNet	$ 457,170,588
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$457,170,588 # of Portfolio Holdings51 Portfolio Turnover Rate4%
Holdings [Text Block]
Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	9.3%
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	7.2%
Insurance	6.3%
Interactive Media & Services	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271949
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Dividend Strategy Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Dividend Strategy Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$48	0.93%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%	[88]
AssetsNet	$ 457,170,588
Holdings Count | Holding	51
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$457,170,588 # of Portfolio Holdings51 Portfolio Turnover Rate4%
Holdings [Text Block]
Table Summary
Common Stock	98.9%
Money Market Funds	1.4%
Other	(0.3%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	9.3%
Oil, Gas & Consumable Fuels	8.5%
Pharmaceuticals	7.2%
Insurance	6.3%
Interactive Media & Services	5.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271951
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Large Cap Growth Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$37	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[89]
AssetsNet	$ 566,974,081
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,974,081 # of Portfolio Holdings42 Portfolio Turnover Rate17%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.9%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	24.9%
Interactive Media & Services	12.4%
Software	11.7%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271950
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Large Cap Growth Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Growth Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$50	0.99%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[90]
AssetsNet	$ 566,974,081
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$566,974,081 # of Portfolio Holdings42 Portfolio Turnover Rate17%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.9%
Other	(0.1%)

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	24.9%
Interactive Media & Services	12.4%
Software	11.7%
Technology Hardware, Storage & Peripherals	7.0%
Broadline Retail	4.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271952
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Large Cap Value Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Value Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$38	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[91]
AssetsNet	$ 265,177,779
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$265,177,779 # of Portfolio Holdings56 Portfolio Turnover Rate13%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.8%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	10.3%
Banks	7.8%
Pharmaceuticals	7.6%
Health Care Providers & Services	6.0%
Oil, Gas & Consumable Fuels	5.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000271953
Shareholder Report [Line Items]
Fund Name	LVIP ClearBridge Large Cap Value Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP ClearBridge Large Cap Value Fund for the period of April 24, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for April 24, 2026 (commencement of operations) through June 30, 2026?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$18Footnote Reference*	0.97%Footnote Reference^
Footnote	Description
Footnote*	Expenses would be higher if the Fund had been in operation for the last six months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 18	[92]
Expense Ratio, Percent	0.97%	[93]
Expenses Short Period Footnote [Text Block]	Expenses would be higher if the Fund had been in operation for the last six months.
AssetsNet	$ 265,177,779
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$265,177,779 # of Portfolio Holdings56 Portfolio Turnover Rate13%
Holdings [Text Block]
Table Summary
Common Stock	99.2%
Money Market Funds	0.8%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	10.3%
Banks	7.8%
Pharmaceuticals	7.6%
Health Care Providers & Services	6.0%
Oil, Gas & Consumable Fuels	5.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000153124
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Core Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$32	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[94]
AssetsNet	$ 804,652,009
Holdings Count | Holding	3,792
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$804,652,009 # of Portfolio Holdings3,792 Portfolio Turnover Rate3%
Holdings [Text Block]
Table Summary
Common Stock	98.9%
Preferred Stocks	0.3%
Money Market Funds	0.3%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%
Table Summary
Japan	23.1%
Canada	12.2%
United Kingdom	10.2%
Switzerland	8.0%
Germany	6.9%

Largest Holdings [Text Block]
Table Summary
Banks	12.8%
Insurance	6.0%
Metals & Mining	5.9%
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000153125
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Core Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Core Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$45	0.87%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[95]
AssetsNet	$ 804,652,009
Holdings Count | Holding	3,792
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$804,652,009 # of Portfolio Holdings3,792 Portfolio Turnover Rate3%
Holdings [Text Block]
Table Summary
Common Stock	98.9%
Preferred Stocks	0.3%
Money Market Funds	0.3%
Convertible Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.5%
Table Summary
Japan	23.1%
Canada	12.2%
United Kingdom	10.2%
Switzerland	8.0%
Germany	6.9%

Largest Holdings [Text Block]
Table Summary
Banks	12.8%
Insurance	6.0%
Metals & Mining	5.9%
Oil, Gas & Consumable Fuels	5.8%
Pharmaceuticals	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099224
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.31%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[96]
AssetsNet	$ 555,501,978
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$555,501,978 # of Portfolio Holdings13 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.9%
Money Market Funds	3.7%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099225
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional International Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional International Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.56%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[97]
AssetsNet	$ 555,501,978
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$555,501,978 # of Portfolio Holdings13 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
International Equity Funds	95.9%
Money Market Funds	3.7%
Other	0.4%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007732
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 1 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.38%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[98]
AssetsNet	$ 1,837,122,399
Holdings Count | Holding	2,007
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,837,122,399 # of Portfolio Holdings2,007 Portfolio Turnover Rate1%
Holdings [Text Block]
Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	14.1%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	5.4%
Software	5.4%
Banks	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007733
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 1 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 1 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$38	0.73%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[99]
AssetsNet	$ 1,837,122,399
Holdings Count | Holding	2,007
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,837,122,399 # of Portfolio Holdings2,007 Portfolio Turnover Rate1%
Holdings [Text Block]
Table Summary
Common Stock	99.8%
Money Market Funds	0.2%
Preferred Stocks	0.0%
Rights	0.0%
Warrants	0.0%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	14.1%
Technology Hardware, Storage & Peripherals	7.1%
Interactive Media & Services	5.4%
Software	5.4%
Banks	5.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000153122
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 2 Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$26	0.49%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%	[100]
AssetsNet	$ 917,750,231
Holdings Count | Holding	2,324
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$917,750,231 # of Portfolio Holdings2,324 Portfolio Turnover Rate2%
Holdings [Text Block]
Table Summary
Common Stock	99.9%
Money Market Funds	0.1%
Preferred Stocks	0.0%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	11.9%
Technology Hardware, Storage & Peripherals	7.0%
Software	5.8%
Banks	5.6%
Interactive Media & Services	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000153123
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Core Equity 2 Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Core Equity 2 Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.74%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[101]
AssetsNet	$ 917,750,231
Holdings Count | Holding	2,324
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$917,750,231 # of Portfolio Holdings2,324 Portfolio Turnover Rate2%
Holdings [Text Block]
Table Summary
Common Stock	99.9%
Money Market Funds	0.1%
Preferred Stocks	0.0%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	11.9%
Technology Hardware, Storage & Peripherals	7.0%
Software	5.8%
Banks	5.6%
Interactive Media & Services	4.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099222
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$16	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[102]
AssetsNet	$ 890,755,449
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$890,755,449 # of Portfolio Holdings6 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000099223
Shareholder Report [Line Items]
Fund Name	LVIP Dimensional U.S. Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Dimensional U.S. Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$29	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[103]
AssetsNet	$ 890,755,449
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$890,755,449 # of Portfolio Holdings6 Portfolio Turnover Rate2%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	96.6%
Money Market Funds	3.2%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124878
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Select Core Equity Managed Volatility Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$5	0.10%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[104]
AssetsNet	$ 532,955,085
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$532,955,085 # of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000124879
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Select Core Equity Managed Volatility Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$23	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[105]
AssetsNet	$ 532,955,085
Holdings Count | Holding	5
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$532,955,085 # of Portfolio Holdings5 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	97.0%
Money Market Funds	2.8%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223151
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.51%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[106]
AssetsNet	$ 2,152,224,511
Holdings Count | Holding	2,409
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,152,224,511 # of Portfolio Holdings2,409 Portfolio Turnover Rate91%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	35.9%
Corporate Bonds	26.6%
Agency Mortgage-Backed Securities	15.7%
Non-Agency Asset-Backed Securities	9.3%
Loan Agreements	5.8%
Non-Agency Commercial Mortgage-Backed Securities	4.7%
Money Market Funds	2.8%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Other	(3.9%)
Table Summary
U.S. Government	51.4%
AAA	8.7%
AA	3.6%
A	8.5%
BBB	14.6%
BB	4.8%
B	4.8%
CCC	0.9%
C	0.1%
Not Rated	2.6%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	7.3%
Oil & Gas	1.9%
Pipelines	1.6%
Telecommunications	1.5%
Real Estate Investment Trusts	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000223150
Shareholder Report [Line Items]
Fund Name	LVIP Fidelity Institutional AM<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 11px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Fidelity Institutional AM® Total Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$40	0.81%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.81%	[107]
AssetsNet	$ 2,152,224,511
Holdings Count | Holding	2,409
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,152,224,511 # of Portfolio Holdings2,409 Portfolio Turnover Rate91%
Holdings [Text Block]
Table Summary
U.S. Treasury Obligations	35.9%
Corporate Bonds	26.6%
Agency Mortgage-Backed Securities	15.7%
Non-Agency Asset-Backed Securities	9.3%
Loan Agreements	5.8%
Non-Agency Commercial Mortgage-Backed Securities	4.7%
Money Market Funds	2.8%
Sovereign Bonds	1.4%
Agency Collateralized Mortgage Obligations	0.9%
Agency Commercial Mortgage-Backed Securities	0.8%
Other	(3.9%)
Table Summary
U.S. Government	51.4%
AAA	8.7%
AA	3.6%
A	8.5%
BBB	14.6%
BB	4.8%
B	4.8%
CCC	0.9%
C	0.1%
Not Rated	2.6%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	7.3%
Oil & Gas	1.9%
Pipelines	1.6%
Telecommunications	1.5%
Real Estate Investment Trusts	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007720
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Core Bond Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%	[108]
AssetsNet	$ 6,465,384,468
Holdings Count | Holding	1,753
InvestmentCompanyPortfolioTurnover	265.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,465,384,468 # of Portfolio Holdings1,753 Portfolio Turnover Rate265%
Holdings [Text Block]
Table Summary
Agency Mortgage-Backed Securities	30.4%
U.S. Treasury Obligations	30.4%
Corporate Bonds	29.2%
Non-Agency Asset-Backed Securities	7.7%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Agency Collateralized Mortgage Obligations	4.6%
Non-Agency Collateralized Mortgage Obligations	3.9%
Short-Term Investments	3.7%
Municipal Bonds	1.0%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(18.6%)
Table Summary
U.S. Government	53.4%
AAA	13.9%
AA	5.0%
A	10.0%
BBB	14.5%
BB	0.8%
Not Rated	2.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	6.2%
Electric	2.9%
Diversified Financial Services	2.3%
Telecommunications	1.7%
Pipelines	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007721
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Core Bond Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Core Bond Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$36	0.72%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[109]
AssetsNet	$ 6,465,384,468
Holdings Count | Holding	1,753
InvestmentCompanyPortfolioTurnover	265.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$6,465,384,468 # of Portfolio Holdings1,753 Portfolio Turnover Rate265%
Holdings [Text Block]
Table Summary
Agency Mortgage-Backed Securities	30.4%
U.S. Treasury Obligations	30.4%
Corporate Bonds	29.2%
Non-Agency Asset-Backed Securities	7.7%
Non-Agency Commercial Mortgage-Backed Securities	7.0%
Agency Collateralized Mortgage Obligations	4.6%
Non-Agency Collateralized Mortgage Obligations	3.9%
Short-Term Investments	3.7%
Municipal Bonds	1.0%
Agency Commercial Mortgage-Backed Securities	0.7%
Other	(18.6%)
Table Summary
U.S. Government	53.4%
AAA	13.9%
AA	5.0%
A	10.0%
BBB	14.5%
BB	0.8%
Not Rated	2.4%

Credit Quality Explanation [Text Block]	† Credit quality ratings shown reflect the highest rating assigned by either Standard & Poor's Rating Services (“S&P”) or Moody's Investor Service, Inc. (“Moody”) or Fitch Inc. (“Fitch”). Agency Mortgage-Backed Securities, Agency Obligations, Agency Commercial Mortgage-Backed Security, and U.S. Treasury Obligations appear under “U.S. Government”. “Non-Rated” is used to classify securities for which a rating is not available and does not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Largest Holdings [Text Block]
Table Summary
Banks	6.2%
Electric	2.9%
Diversified Financial Services	2.3%
Telecommunications	1.7%
Pipelines	1.4%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062037
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$25	0.45%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%	[110]
AssetsNet	$ 642,188,174
Holdings Count | Holding	263
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$642,188,174 # of Portfolio Holdings263 Portfolio Turnover Rate29%
Holdings [Text Block]
Table Summary
Common Stock	97.1%
Preferred Stocks	1.7%
Money Market Funds	0.8%
Other	0.4%
Table Summary
Republic Of Korea	26.0%
Taiwan	25.5%
China	17.9%
India	10.1%
Brazil	4.3%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	27.6%
Banks	11.2%
Technology Hardware, Storage & Peripherals	10.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062038
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$39	0.70%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%	[111]
AssetsNet	$ 642,188,174
Holdings Count | Holding	263
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$642,188,174 # of Portfolio Holdings263 Portfolio Turnover Rate29%
Holdings [Text Block]
Table Summary
Common Stock	97.1%
Preferred Stocks	1.7%
Money Market Funds	0.8%
Other	0.4%
Table Summary
Republic Of Korea	26.0%
Taiwan	25.5%
China	17.9%
India	10.1%
Brazil	4.3%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	27.6%
Banks	11.2%
Technology Hardware, Storage & Peripherals	10.1%
Electronic Equipment, Instruments & Components	4.4%
Oil, Gas & Consumable Fuels	3.3%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062036
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$20	0.39%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[112]
AssetsNet	$ 1,031,389,632
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,031,389,632 # of Portfolio Holdings235 Portfolio Turnover Rate26%
Holdings [Text Block]
Table Summary
Common Stock	98.2%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.5%
Table Summary
Japan	23.8%
United Kingdom	13.9%
Switzerland	10.2%
France	9.7%
Germany	7.8%

Largest Holdings [Text Block]
Table Summary
Banks	14.8%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	4.5%
Aerospace & Defense	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062035
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor International Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor International Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$33	0.64%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[113]
AssetsNet	$ 1,031,389,632
Holdings Count | Holding	235
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,031,389,632 # of Portfolio Holdings235 Portfolio Turnover Rate26%
Holdings [Text Block]
Table Summary
Common Stock	98.2%
Money Market Funds	1.2%
Preferred Stocks	0.1%
Other	0.5%
Table Summary
Japan	23.8%
United Kingdom	13.9%
Switzerland	10.2%
France	9.7%
Germany	7.8%

Largest Holdings [Text Block]
Table Summary
Banks	14.8%
Semiconductors & Semiconductor Equipment	7.9%
Pharmaceuticals	7.7%
Insurance	4.5%
Aerospace & Defense	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062031
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$18	0.35%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[114]
AssetsNet	$ 1,890,325,885
Holdings Count | Holding	214
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,325,885 # of Portfolio Holdings214 Portfolio Turnover Rate31%
Holdings [Text Block]
Table Summary
Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	20.0%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.1%
Capital Markets	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062032
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$31	0.60%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[115]
AssetsNet	$ 1,890,325,885
Holdings Count | Holding	214
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,890,325,885 # of Portfolio Holdings214 Portfolio Turnover Rate31%
Holdings [Text Block]
Table Summary
Common Stock	99.6%
Money Market Funds	0.4%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Semiconductors & Semiconductor Equipment	20.0%
Interactive Media & Services	8.3%
Technology Hardware, Storage & Peripherals	7.8%
Software	7.1%
Capital Markets	3.8%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062033
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$21	0.37%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.37%	[116]
AssetsNet	$ 1,037,905,885
Holdings Count | Holding	832
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,037,905,885 # of Portfolio Holdings832 Portfolio Turnover Rate31%
Holdings [Text Block]
Table Summary
Common Stock	97.3%
Money Market Funds	2.7%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Biotechnology	9.7%
Banks	8.4%
Software	6.3%
Semiconductors & Semiconductor Equipment	4.4%
Electronic Equipment, Instruments & Components	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000062034
Shareholder Report [Line Items]
Fund Name	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$34	0.62%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.62%	[117]
AssetsNet	$ 1,037,905,885
Holdings Count | Holding	832
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,037,905,885 # of Portfolio Holdings832 Portfolio Turnover Rate31%
Holdings [Text Block]
Table Summary
Common Stock	97.3%
Money Market Funds	2.7%
Rights	0.0%
Other	0.0%

Largest Holdings [Text Block]
Table Summary
Biotechnology	9.7%
Banks	8.4%
Software	6.3%
Semiconductors & Semiconductor Equipment	4.4%
Electronic Equipment, Instruments & Components	3.6%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007712
Shareholder Report [Line Items]
Fund Name	LVIP Global Conservative Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.30%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[118]
AssetsNet	$ 681,837,633
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$681,837,633 # of Portfolio Holdings37 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	56.3%
Equity Funds	30.9%
International Equity Funds	9.9%
Money Market Funds	2.6%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007713
Shareholder Report [Line Items]
Fund Name	LVIP Global Conservative Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Conservative Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.55%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[119]
AssetsNet	$ 681,837,633
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$681,837,633 # of Portfolio Holdings37 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Fixed Income Funds	56.3%
Equity Funds	30.9%
International Equity Funds	9.9%
Money Market Funds	2.6%
Global Equity Funds	0.1%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007716
Shareholder Report [Line Items]
Fund Name	LVIP Global Growth Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$15	0.29%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[120]
AssetsNet	$ 5,340,514,375
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,340,514,375 # of Portfolio Holdings40 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.5%
Fixed Income Funds	27.0%
International Equity Funds	23.6%
Money Market Funds	3.0%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007717
Shareholder Report [Line Items]
Fund Name	LVIP Global Growth Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Growth Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$28	0.54%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[121]
AssetsNet	$ 5,340,514,375
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,340,514,375 # of Portfolio Holdings40 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	45.5%
Fixed Income Funds	27.0%
International Equity Funds	23.6%
Money Market Funds	3.0%
Global Equity Funds	0.7%
Other	0.2%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007714
Shareholder Report [Line Items]
Fund Name	LVIP Global Moderate Allocation Managed Risk Fund
Class Name	Standard Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Standard Class	$14	0.28%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%	[122]
AssetsNet	$ 4,254,416,994
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,254,416,994 # of Portfolio Holdings40 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	40.8%
Fixed Income Funds	36.7%
International Equity Funds	18.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip
C000007715
Shareholder Report [Line Items]
Fund Name	LVIP Global Moderate Allocation Managed Risk Fund
Class Name	Service Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about LVIP Global Moderate Allocation Managed Risk Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.lincolnfinancial.com/lvip. You can also request this information by contacting us at 1-800-4LINCOLN (454-6265).
Additional Information Phone Number	1-800-4LINCOLN (454-6265)
Additional Information Website	www.lincolnfinancial.com/lvip
Expenses [Text Block]

What were the Fund costs for last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$27	0.53%Footnote Reference^
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[123]
AssetsNet	$ 4,254,416,994
Holdings Count | Holding	40
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,254,416,994 # of Portfolio Holdings40 Portfolio Turnover Rate5%
Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets)

Asset Allocation

Table Summary
Equity Funds	40.8%
Fixed Income Funds	36.7%
International Equity Funds	18.9%
Money Market Funds	2.9%
Global Equity Funds	0.6%
Other	0.1%

Holdings, Sector designations and/or Credit Quality Ratings, as applicable, are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-4LINCOLN (454-6265)
Updated Prospectus Web Address	www.lincolnfinancial.com/lvip

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